Average Annual Total Returns - Tax Exempt Intermediate-Term Fund	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes 10 Years	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions 10 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays Municipal 1-15 Years Blend Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal 1-15 Years Blend Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal 1-15 Years Blend Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes) 1 Year	Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes) 5 Years	Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes) 10 Years
Total	4.67%	3.60%	4.39%	4.67%	3.60%	4.39%	3.90%	3.46%	4.20%	4.73%	3.39%	3.83%	4.41%	3.22%	3.71%